Other Assets and Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Assets And Other Liabilities Disclosure [Abstract]
Other Assets And Other Liabilities Disclosure [Text Block]

18. Other Assets and Other Liabilities

	December 31
	2015	2014

Other assets
Fair value of interest rate swaps	759	5,315
	759	5,315
Less current portion of other assets	-	-
	$759	$5,315

Other liabilities
Fair value of interest rate swaps	$21,664	$23,215
Fair value of commodity swaps	3,942	3,384
Fair value of foreign currency exchange agreements	27	-
Deferred lease liabilities	708	941
Unfavourable lease arrangements	-	310
Contingent acquisition payables	2,696	-
Share based compensation (Note 27)	8,759	5,350
Other	72	476
	37,868	33,676
Less current portion of other liabilities	17,394	16,558
	$20,474	$17,118